STOCKHOLDERS EQUITY (Narrative) (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended							12 Months Ended				1 Months Ended						12 Months Ended							1 Months Ended
	May 31, 2013	Apr. 30, 2007	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2010	Apr. 25, 2007	Apr. 24, 2007	Sep. 30, 2012 Issuance of 100,000 shares of common stock [Member]	Jul. 31, 2012 Issuance of 50,000 shares of common stock [Member]	Dec. 31, 2012 Issuance of 20,000 shares of common stock on January 28, 2008 [Member]	Feb. 29, 2008 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Dec. 31, 2012 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Feb. 20, 2008 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Dec. 31, 2012 Private Placement Offering [Member]	Nov. 30, 2012 Private Placement Offering [Member]	Mar. 31, 2012 Private Placement Offering [Member]	Jun. 30, 2011 Private Placement Offering [Member]	Jun. 30, 2013 Private Placement Offering [Member]	Dec. 31, 2012 Private Placement Offering [Member]	Mar. 15, 2012 Private Placement Offering [Member]	Jun. 08, 2011 Private Placement Offering [Member]	Jan. 14, 2010 Private Placement Offering [Member]	Feb. 29, 2012 Concurrent Private Placement [Member]	Feb. 23, 2012 Concurrent Private Placement [Member]	Oct. 31, 2010 Directors Compensation [Member]	Feb. 29, 2012 Private Placement to US Accredited Investors [Member]	Jan. 31, 2010 Private Placement to US Accredited Investors [Member]	Nov. 30, 2009 Private Placement to US Accredited Investors [Member]	Oct. 31, 2009 Private Placement to US Accredited Investors [Member]	Sep. 30, 2009 Private Placement to US Accredited Investors [Member]	Aug. 31, 2009 Private Placement to US Accredited Investors [Member]	Dec. 31, 2007 Private Placement to US Accredited Investors [Member]	Nov. 14, 2009 Private Placement to US Accredited Investors [Member]	Oct. 09, 2009 Private Placement to US Accredited Investors [Member]	Aug. 14, 2009 Private Placement to US Accredited Investors [Member]	Mar. 31, 2012 Private Placement to Non-US Persons [Member]	Feb. 29, 2012 Private Placement to Non-US Persons [Member]	Nov. 30, 2009 Private Placement to Non-US Persons [Member]	Oct. 31, 2009 Private Placement to Non-US Persons [Member]	Sep. 30, 2009 Private Placement to Non-US Persons [Member]	Aug. 31, 2009 Private Placement to Non-US Persons [Member]	Dec. 31, 2007 Private Placement to Non-US Persons [Member]	Jun. 30, 2012 Private Placement to Non-US Persons [Member]	Mar. 15, 2012 Private Placement to Non-US Persons [Member]	Feb. 23, 2012 Private Placement to Non-US Persons [Member]	Nov. 14, 2009 Private Placement to Non-US Persons [Member]	Oct. 09, 2009 Private Placement to Non-US Persons [Member]	Sep. 02, 2009 Private Placement to Non-US Persons [Member]	Nov. 30, 2012 Maximum [Member] Private Placement Offering [Member]	Feb. 29, 2012 Maximum [Member] Concurrent Private Placement [Member]	Nov. 30, 2012 Minimum [Member] Private Placement Offering [Member]
Warrant modification			$ 83,925
Fair Value Assumptions Warrants, Expected Term	0 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0		(100,000)	0						100,000	50,000
Stock Issued During Period, Value, Stock Options Exercised												5,000	37,500	20,000															500,000
Investment Options, Exercise Price												$ 0.05	$ 0.75	$ 0.05								$ 0.80
Stock Issued During Period, Shares, New Issues																				4,030,000							5,530,000			5,230,000											300,000
Equity Issuance, Per Share Amount															$ 2.39				$ 0.95	$ 0.5	$ 0.80		$ 0.75				$ 0.5		$ 0.05		$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75							$ 0.75	$ 0.75	$ 0.75	$ 0.75									$ 2.4
Consecutive Trading Days																					20						20
Proceeds from Issuance of Private Placement																			5,782,986	2,015,000			90,000				2,765,000			2,615,000	4,875,750	1,500,500	328,500	180,000	388,710						150,000	315,000	2,661,750	695,750	180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																								0.8				0.8
Accelerate the expiration date of the warrants if the volume weighted average price for our common stock																				$ 2.4
Accelerate expiration date warrants for consecutive trading																				20
Warrants and Rights Outstanding																								16,000																									12,000
Additional cash fee of the exercise price of warrants exercised																																									4.00%
Payments of Stock Issuance Costs			0	42,266	437,512	2,455	1,000,004	1,000,004											395,245	8,000	2,455																				28,267
Units issued during the period																			8,896,901		5,018,199		200,000								10,835,000	3,334,444	730,000	400,000	863,800	11,812,000						700,000	5,915,000	1,546,111	400,000	8,188,000
Units issued during period per unit amount																			$ 0.65		$ 0.55		$ 0.45								$ 0.45	$ 0.45	$ 0.45	$ 0.45	$ 0.45	$ 0.65						$ 0.45	$ 0.45	$ 0.45	$ 0.45	$ 0.65
Units issued during the period value																					2,760,009
Percentage of subscription proceeds to be paid for cash penalties																																																					6.00%		1.00%
Penalty amount																		1,900																																			346,979
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 0.60		$ 0.60	$ 0.54	$ 0.60	$ 0.60	$ 0.50																$ 2.80
Finders fees																																															6,000	14,000	6,000
Units authorized for issuance during the period																									5,500,000
Filing and legal fees																																									28,266
Commissions Payable to Broker-Dealers and Clearing Organizations																										6,300											17,150	16,695	20,648											22,050	174,983	35,000
Shares to be issued upon exercise of warrants																										6,000										90,150	16,333	15,900	19,665							70,500				21,000	166,650	33,333
Payment of Financing and Stock Issuance Costs																							99								5,344	2,995	656	1,062	2,292					42,267	42,266	627	5,313	4,107	1,063
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable																																					63,000
Stock Issued During Period, Shares, Acquisitions																10,440,087
Class of Warrant or Right, Outstanding			59,379,025		63,053,055	42,218,154	63,053,055	59,379,025	37,534,054								5,220,059
Purchase warrant exercise period																	5 years
Payments for Commissions																																				$ 136,727										$ 106,925
Common Stock, Shares Authorized			400,000,000		400,000,000	400,000,000	400,000,000	400,000,000		400,000,000	100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Other		30,000,000
Trading Volume As A Part Of the Companys Free Float																							0.20%